Net Employee Defined Benefit Liability (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Reconciliation for Net Defined Benefit Liability

The following table shows a reconciliation from the opening balances to the closing balances for the net defined benefit liability and its components:

	2017			2016
	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Liability $	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Liability $

Balance, beginning of the year	374.6	(324.1)	50.5	383.6	(339.8)	43.8

Included in profit or loss
Interest expense (income)	10.4	(8.9)	1.5	7.5	(6.7)	0.8
Administrative expenses paid by the Plans	-	1.0	1.0	-	0.9	0.9

	10.4	(7.9)	2.5	7.5	(5.8)	1.7

Included in other comprehensive income
Return on the plan assets (excluding interest income)	-	(30.1)	(30.1)	-	(19.5)	(19.5)

Actuarial (gains) losses arising from:
Changes in demographic assumptions	(8.1)	-	(8.1)	(1.3)	-	(1.3)
Changes in financial assumptions	29.5	-	29.5	35.0	-	35.0
Experience adjustments	(5.3)	-	(5.3)	3.2	-	3.2
Effect of movement in exchange rates	10.2	(9.4)	0.8	(45.0)	40.1	(4.9)

	26.3	(39.5)	(13.2)	(8.1)	20.6	12.5

Other
Benefits paid	(13.6)	13.6	-	(8.4)	8.4	-
Contributions by employer	-	(21.3)	(21.3)	-	(7.5)	(7.5)

	(13.6)	(7.7)	(21.3)	(8.4)	0.9	(7.5)

Balance, end of the year	397.7	(379.2)	18.5	374.6	(324.1)	50.5

Presented in the statement of financial position as:

	December 31 2017 $	December 31 2016 $

Net defined benefit asset	(12.7)	-
Net defined benefit liability	31.2	50.5

	18.5	50.5

Summary of Major Categories of Plan Assets, Measured at Fair Value

The major categories of plan assets, measured at fair value, are as follows:

	December 31 2017 $	December 31 2016 $

Cash and cash equivalents	2.9	8.8

Investments quoted in active markets (mutual funds and exchange-traded funds):
Equities	110.1	80.8
Corporate bonds and fixed income	45.0	36.1
Property funds	6.6	8.0

Unquoted investments (insurance contract):
Annuity policies	102.9	90.5
Equities and property	69.5	59.0
Corporate bonds	22.7	19.1
Cash and cash equivalents	19.5	21.8

Fair Value of the plan assets	379.2	324.1

Summary of Principal Assumptions Used In Determining Pension Benefit Obligations

The principal assumptions used in determining pension benefit obligations for the Plans are shown below (expressed as weighted averages):

	December 31 2017	December 31 2016

Discount rate	2.47%	2.68%
Rate of increase in salaries	3.51%	4.50%
Rate of inflation, pre-retirement	2.40%	2.45%
Rate of increase in future pensions payment	3.53%	3.58%

Life expectancy at age 65 for current pensioners:
Male	22 years	22 years
Female	24 years	24 years

Life expectancy at age 65 for current members aged 40:
Male	23 years	24 years
Female	26 years	26 years

Summary of Quantitative Sensitivity Analyses Impact on Defined Benefit Obligation for Significant Assumptions

Quantitative sensitivity analyses showing the impact on the defined benefit obligation for significant assumptions are as follows:

	December 31 2017		December 31 2016

	Increase $	Decrease $	Increase $	Decrease $

Change in discount rate by 0.25%	(11.2)	11.8	(10.5)	11.0
Change in pre-retirement inflation rate by 0.25%	3.9	(3.8)	3.5	(3.3)
Change in salary growth by 0.25%	0.5	(0.5)	0.8	(0.6)
Change in pension increase assumption by 0.25%	6.4	(6.1)	0.8	(0.8)
Increase of one year in the life expectancy	6.0	n/a	4.6	n/a